UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. The remaining series of the Registrant have a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® INFLATION-ADJUSTED BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 99.7%
Asset-Backed & Securitized - 2.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FRN, 2.463%, 7/15/2026 (n)	$4,525,000	$4,526,103
ALM Loan Funding CLO, 2014-14A, “A1R”, FRN, 2.321%, 7/28/2026 (n)	3,108,816	3,113,441
Atrium CDO Corp., 2011-A, “A1R”, FRN, 2.452%, 10/23/2025 (n)	4,582,000	4,589,811
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)	4,862,164	4,869,479
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.463%, 10/15/2026 (n)	581,195	582,337
TICP CLO Ltd., FRN, 2.486%, 1/20/2027 (n)	2,538,784	2,539,226
West CLO Ltd. 2013-1A, “A1AR”, FRN, 2.339%, 11/07/2025 (n)	4,267,000	4,267,685

		$24,488,082
Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,858,000	$1,878,176

Computer Software - Systems - 0.1%
Apple, Inc., 3.2%, 5/11/2027	$1,826,000	$1,852,296

Consumer Products - 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$2,417,000	$2,409,270

Major Banks - 0.5%
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	$3,139,000	$3,194,168
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,334,000	2,397,970

		$5,592,138
Mortgage-Backed - 0.2%
Freddie Mac, 3.243%, 4/25/2027	$1,895,000	$1,957,554

Municipals - 0.2%
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$1,925,000	$2,282,858

Network & Telecom - 0.2%
AT&T, Inc., 3.4%, 8/14/2024	$2,436,000	$2,438,151

Other Banks & Diversified Financials - 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$2,236,000	$2,288,638

U.S. Treasury Inflation Protected Securities - 95.6%
U.S. Treasury Bonds, 0.125%, 4/15/2020	$40,228,540	$40,379,517
U.S. Treasury Bonds, 1.125%, 1/15/2021	55,945,213	58,197,063
U.S. Treasury Bonds, 0.375%, 7/15/2023	41,369,021	41,857,382
U.S. Treasury Bonds, 0.625%, 1/15/2024	49,496,175	50,479,169
U.S. Treasury Bonds, 0.125%, 7/15/2024	49,399,941	48,805,512
U.S. Treasury Bonds, 0.25%, 1/15/2025	40,941,257	40,450,003
U.S. Treasury Bonds, 2.375%, 1/15/2025	57,069,833	65,289,658
U.S. Treasury Bonds, 0.375%, 7/15/2025	46,935,360	46,868,008
U.S. Treasury Bonds, 0.625%, 1/15/2026	25,695,692	25,995,689
U.S. Treasury Bonds, 2%, 1/15/2026	36,506,911	41,090,573
U.S. Treasury Bonds, 2.375%, 1/15/2027	26,152,218	30,606,856
U.S. Treasury Bonds, 1.75%, 1/15/2028	22,827,796	25,574,551
U.S. Treasury Bonds, 3.625%, 4/15/2028	15,052,617	19,738,392
U.S. Treasury Bonds, 2.5%, 1/15/2029	17,406,120	21,032,163
U.S. Treasury Bonds, 3.875%, 4/15/2029	20,186,772	27,496,665
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,450,927	10,278,308
U.S. Treasury Bonds, 2.125%, 2/15/2040	12,670,325	15,736,734

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Inflation Protected Securities - continued
U.S. Treasury Bonds, 2.125%, 2/15/2041	$12,019,250	$14,986,923
U.S. Treasury Bonds, 0.75%, 2/15/2042	25,302,915	24,011,960
U.S. Treasury Bonds, 0.625%, 2/15/2043	20,481,467	18,781,178
U.S. Treasury Bonds, 1.375%, 2/15/2044	22,601,087	24,519,128
U.S. Treasury Bonds, 0.75%, 2/15/2045	33,313,402	31,167,885
U.S. Treasury Bonds, 1%, 2/15/2046	25,689,543	25,579,437
U.S. Treasury Notes, 2.125%, 1/15/2019	10,915,587	11,259,973
U.S. Treasury Notes, 0.125%, 4/15/2019	26,885,974	26,922,486
U.S. Treasury Notes, 1.875%, 7/15/2019	23,346,744	24,322,428
U.S. Treasury Notes, 1.375%, 1/15/2020	25,342,830	26,279,628
U.S. Treasury Notes, 1.25%, 7/15/2020	49,241,697	51,347,518
U.S. Treasury Notes, 0.125%, 4/15/2021	14,898,353	14,923,382
U.S. Treasury Notes, 0.625%, 7/15/2021	59,588,190	61,259,878
U.S. Treasury Notes, 0.125%, 1/15/2022	53,943,396	54,075,449
U.S. Treasury Notes, 0.125%, 7/15/2022	52,844,341	53,103,965
U.S. Treasury Notes, 0.125%, 1/15/2023	50,643,797	50,447,602
U.S. Treasury Notes, 0.125%, 7/15/2026	43,269,556	41,972,596

		$1,164,837,659
Utilities - Electric Power - 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$3,038,000	$3,071,260
Virginia Electric & Power Co., 3.5%, 3/15/2027	1,091,000	1,127,173

		$4,198,433
Total Bonds		$1,214,223,255

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 1.08% (v)	7,565,749	$7,565,749
Total Investments		$1,221,789,004

Other Assets, Less Liabilities - (0.3)%		(3,917,013)
Net Assets - 100.0%		$1,217,871,991

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,366,582, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Insurers
AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,164,837,659	$—	$1,164,837,659
Municipal Bonds	—	2,282,858	—	2,282,858
U.S. Corporate Bonds	—	10,489,964	—	10,489,964
Residential Mortgage-Backed Securities	—	1,957,554	—	1,957,554
Asset-Backed Securities (including CDOs)	—	24,488,082	—	24,488,082
Foreign Bonds	—	10,167,138	—	10,167,138
Mutual Funds	7,565,749	—	—	7,565,749
Total Investments	$7,565,749	$1,214,223,255	$—	$1,221,789,004

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,207,921,488
Gross unrealized appreciation	22,147,112
Gross unrealized depreciation	(8,279,596)
Net unrealized appreciation (depreciation)	$13,867,516

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,647,351	209,452,746	(207,534,348)	7,565,749

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(93)	$—	$64,171	$7,565,749

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.